SHORT-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
SHORT-TERM DEBT
Schedule of Short Term Debt
	As of
	May 31, 2020	February 29, 2020
Interest at 0% per annum, unsecured, due on demand	$795,471	$787,050
Interest at 4.35% per annum, unsecured, due on demand	289,262	286,200
Interest at 5.22% per annum, unsecured, due on demand	433,893	429,300
Interest at 10% per annum, unsecured, due on demand	682,514	715,500
	$2,201,140	$2,218,050

	As of
	February 29, 2020	February 28, 2019
Interest at 0% per annum, unsecured, due on demand	$787,050	$-
Interest at 4.35% per annum, unsecured, due on demand	286,200	-
Interest at 5.22% per annum, unsecured, due on demand	429,300	-
Interest at 10% per annum, unsecured, due on demand	715,500	-
	$2,218,050	$-